22. STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Stock Options Tables
Summary of activity in Stock Option

A summary of the activity in the Company’s Stock Option Plan is as follows:

	Exercise Price Per Share	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable	Weighted Average Exercise Price	Weighted Average Fair Value Per Stock Option at Date of Grant
Balance, 1/1/11	$0.44	2,290,000	12	1,905,000	0.44	0.36
Stock options granted	0.24	1,800,000	15	-	0.24	0.24
Stock options granted	0.25	2,000,000	15	-	0.25	0.24
Vested	0.40 - 0.44	-	11	285,000	0.40	0.22
Balance, 12/31/11	0.25 -1.00	6,090,000	12	2,290,000	0.32	0.28
Stock options granted	0.06	5,607,000	15	-	0.06	0.06
Vested	0.24	-	14	1,800,000	0.24	0.24
Vested	0.25	-	14	2,000,000	0.25	0.24
Balance, 12/31/12	0.06 – 1.00	11,697,000	14	6,090,000	0.19	0.18

Weighted average fair value assumption

The weighted average fair value of the Company's stock options was estimated using the Black-Scholes option pricing model which requires highly subjective assumptions including the expected stock price volatility. These assumptions were as follows:

●	Historical stock price volatility	139% - 180%
●	Risk-free interest rate	0.21%-4.64%
●	Expected life (in years)	4
●	Dividend yield	0.00

Stock options outstanding

The following table sets forth information with respect to stock options outstanding at December 31, 2012:

Name	Title	Number of Shares of Common Stock Underlying Stock Options	Exercise Price per Share	Option Expiration Date

George J. Coates	Chairman, Chief Executive Officer and President	1,000,000(1) 50,000(1) 275,000(1) 1,800,000(1) 1,815,000(2)	$0.44 0.43 0.40 0.25 0.06	10/23/2021 11/4/2024 11/17/2025 7/25/2026 6/24/27
Gregory Coates	Director and President, Technology Division	500,000(1) 1,800,000(1)	0.44 0.24	10/23/2021 8/8/2026
Barry C. Kaye	Director, Treasurer and Chief Financial Officer	125,000(1)	0.44	10/18/2021
Dr. Frank J. Adipietro	Non-employee Director	25,000(1) 50,000(1) 85,000(1) 667,000(2)	0.44 0.43 0.40 0.06	3/28/2022 11/3/2024 11/17/2025 6/24/27
Richard W. Evans	Non-employee Director and Secretary	25,000(1) 50,000(1) 200,000(1) 3,125 000(2)	0.44 0.39 0.25 0.06	3/28/2022 12/27/2024 2/15/26 6/20/27
Dr. Michael J. Suchar	Non-employee Director	25,000(1)	0.44	3/28/2022
Richard Whitworth	Non-employee Director	25,000(1)	0.44	3/28/2022
William Wolf. Esq.	Outside General Counsel	25,000(1)	0.44	4/4/2022
Company Supplier	Company Supplier	30,000(1)	1.00	10/7/2015

(1) These stock options are fully vested.

(2) These options will fully vest in June 2013.